Contract Liabilities (Table)	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

The movement of contract liabilities consists of the following:

	As of March 31,
	2026	2025
	US$	US$
Balance at beginning of the year	3,463,453	4,496,155
Additions	4,310,959	5,068,006
Refunded to customers during the year	(30,131)	—
Recognized as revenues during the year	(4,671,953)	(6,125,511)
Exchange realignment	(24,744)	24,803
Balance at end of year	3,047,584	3,463,453